Summary of Net Investment Income by Investment Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of net investment income by investment type
Gross investment income	$ 1,959	$ 1,908	$ 1,880
Investment expenses	59	59	55
Net investment income	1,900	1,849	1,825
Fixed maturity securities [Member]
Summary of net investment income by investment type
Gross investment income	1,575	1,565	1,506
Mortgage loans, net of allowance [Member]
Summary of net investment income by investment type
Gross investment income	362	348	366
Policy loans [Member]
Summary of net investment income by investment type
Gross investment income	51	52	53
Other [Member]
Summary of net investment income by investment type
Gross investment income	$ 29	$ 57	$ 45